CONVERTIBLE DEBT (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 ILS (₪)	Sep. 30, 2014 ILS (₪) ₪ / shares
Debt Instrument [Line Items]
Issuance cost		$ 105
Current balance			$ 57,230
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible bonds, aggregate par value | ₪					₪ 143,500
Bond purchase price expressed as a percentage of par value	96.50%
Convertible bonds, annual interest rate					5.00%
Issuance cost	$ 741
Proceeds from private placement	$ 37,852
Debt instrument, term	5 years
Date of first required payment	Mar. 31, 2016
Convertible bonds, conversion price | (per share)			$ 8.74		₪ 33.605
Interest Payable			$ 372
Fair value of bonds			29,309
Current balance			$ 29,846
Convertible Debt [Member] | ILS [Member]
Debt Instrument [Line Items]
Current balance | ₪				₪ 114,800